Supplement dated February 11, 2015
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Large Cap Growth ETF	3/1/2014
Effective February 11, 2015, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Co-manager	2011
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	2011
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	February 2015
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	September 2014
Alfred Alley III, CFA	Portfolio Manager	Co-manager	September 2014
The rest of the section remains the same.
Effective February 11, 2015, the list of portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Co-manager	2011
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	2011
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	February 2015
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	September 2014
Alfred Alley III, CFA	Portfolio Manager	Co-manager	September 2014
Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.
Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
Mr. Condon joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he was a portfolio manager since 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Alley joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP159_10_003_(02/15)